Transamerica Advisors
Life Insurance Company of New York

Administrative Office:
4333 Edgewood Road NE
Cedar Rapids, IA 52499

October 31, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ML of New York Variable Annuity Separate Account D

ML of New York IRA Annuity - Registration No. 333-98283

ML of New York Investor Choice – IRA Series – Registration No. 333-119797

Commissioners:

Transamerica Advisors Life Insurance Company of New York (the “Company”), on behalf of Registrant, has sent or will send to contract owners the annual/semi-annual reports for the period ended August 31, 2013, for the following underlying mutual funds (“Funds”) in which Registrant invests:

Annual Report Mailings:

The America Funds: The Growth Fund of America, Inc., SEC File No.: 811-00862

BlackRock Capital Appreciation Fund, Inc., SEC File No.: 811-06669

BlackRock Global Opportunities Portfolio, Inc., SEC File No.: 811-08327

MFS Series Trust I – Growth Fund, SEC File No.: 811-04777

MFS Series Trust IV – Mid Cap Growth Fund, SEC File No.: 811-02594

MFS Series Trust I – Research International Fund, SEC File No.: 811-04777

Oppenheimer Capital Appreciation Fund, SEC File No.: 811-03105

Oppenheimer Main Street Fund, SEC File No.: 811-05360

Templeton Foreign Fund; SEC File No.: 811-02781

Templeton Growth Fund, Inc., SEC File No.: 811-04892

Semi-Annual Report Mailings:

Columbia Marsico Growth Fund, SEC File No.: 811-09645

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual/semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 8330.

Very truly yours,

/s/ Darin Smith
Darin Smith
Vice President